Shareholder's Equity (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Shareholder's Equity
Note 4 – Equity

Series B/B-1 Convertible Preferred Stock: On July 20, 2016, the Company entered into a securities purchase agreement with an institutional investor for an offering of shares of convertible preferred stock and warrants with gross proceeds of approximately $3.5 million in a registered direct offering. The Series B issued under the securities purchase agreement was exchanged for Series B-1 Convertible Preferred Stock on October 30, 2016. The Series B-1 Convertible Preferred Stock was non-voting and was convertible into shares of common stock at the holder’s election at any time. Approximately $1.6 million of the proceeds were allocated to the preferred stock, representing the residual proceeds after the warrants were recorded at fair value (see below.) As of September 30, 2018, and December 31, 2017, all Series B/B-1-Convertible Preferred Stock had been converted into common stock and none were outstanding.

Series C and D Convertible Preferred Stock: On October 30, 2016, the Company entered into a securities purchase agreement with an institutional investor for shares of convertible preferred stock and warrants with an aggregate purchase price of $3.8 million in a registered direct offering and simultaneous private placement. The first closing of the transaction occurred on November 3, 2016, whereby the Company received $3.6 million in gross proceeds and the second closing occurred on January 10, 2017, whereby the Company received gross proceeds of $0.2 million. The Series C and D Convertible Preferred Stock issued in the transaction included a contingent beneficial conversion amount of $1.3 million and $0.5 million, respectively, representing the intrinsic value of the shares at the time of issuance. This amount is reflected as an increase to the loss per share allocable to common stockholders in the nine-month period ended September 30, 2017 when the contingency for the conversion was resolved with the shareholder approval allowing for the conversion of the preferred stock into common stock.  As of September 30, 2018, and December 31, 2017, all shares of the Series C and D Convertible Preferred Stock had been converted into common stock and none were outstanding.

Series E Convertible Preferred Stock: On April 24, 2017, the Company closed on an underwritten public offering of a total of 10,000 shares of common stock, 6,400 shares of Series E Convertible Preferred Stock convertible into 22,858 shares of common stock, and warrants to purchase 32,858 shares of common stock for gross proceeds of $9.2 million, which included the full exercise of the underwriter’s over-allotment option to purchase additional shares and warrants. Net proceeds totaled approximately $8.0 million after deducting the underwriting discounts and commissions and other costs associated with the offering.

The Series E Convertible Preferred Stock included a beneficial conversion amount of $1.0 million, representing the intrinsic value of the shares at the time of issuance. This amount is reflected as an increase to the loss per share allocable to common stockholders in the nine months ended September 30, 2017.  As of September 30, 2018, and December 31, 2017, all shares of the Series E Convertible Preferred Stock had been converted into common stock and none were outstanding.

Series F Convertible Preferred Stock: On November 27, 2017, the Company closed on an underwritten public offering of Series F Convertible Preferred Stock (“Series F preferred stock”) and warrants to purchase shares of common stock for gross proceeds of $18.0 million. Net proceeds totaled approximately $16.2 million after deducting the underwriting discounts and commissions and other costs associated with the offering.

The offering was comprised of Series F preferred stock, convertible into shares of the Company’s common stock at a conversion price of $29.68 per share.  Each share of Series F preferred stock was accompanied by a Series 1 warrant, which expires on the first anniversary of its issuance, to purchase 34 shares of the Company’s common stock at an exercise price of $29.68 per share, and a Series 2 warrant, which expires on the seventh anniversary of its issuance, to purchase 34 shares of the Company’s common stock at an exercise price of $29.68 per share.  The Series F preferred stock and the warrants were immediately separable and were issued separately. The conversion price of the Series F preferred stock will be adjusted in the event of a stock split, combination, reclassification or stock dividend or if the Company consummates a fundamental transaction.  The Series F preferred stock also has full ratchet price based anti-dilution protection, subject to customary carve outs, in the event of a down-round financing at a price per share below the conversion price of the Series F preferred stock (which protection will expire if, during any 20 of 30 consecutive trading days, the volume weighted average price of the Company’s common stock exceeds 300% of the then-effective conversion price of the Series F preferred stock and the daily dollar trading volume for each trading day during such period exceeds $200,000).  The exercise price of the warrants is fixed and does not contain any variable pricing features, nor any price based anti-dilutive features, apart from customary adjustments for stock splits, combinations, reclassifications, stock dividends or fundamental transactions. A total of 18,000 shares of Series F Convertible Preferred Stock convertible into approximately 286,714 shares of common stock and warrants to purchase approximately 573,310 shares of common stock were issued in the offering. The Series F Convertible Preferred Stock included a beneficial conversion amount of $8.7 million, representing the intrinsic value of the shares at the time of issuance. As noted below, effective July 3, 2018, the conversion price of the Series F preferred stock was reduced from $63.00 to $29.68, the per share price to public in the July 2018 Offering described below, and now each share of the remaining Series F preferred stock is convertible into 34 shares of the Company’s common stock. As of September 30, 2018, and December 31, 2017, 17,435 and 14,220 shares of the Series F Convertible Preferred Stock had been converted into an aggregate of 278,515 and 226,235 shares of common stock and 565 and 3,780 remained outstanding, respectively.

July 2018 Offering: On July 3, 2018, the Company closed on an underwritten public offering of 181,941 shares of its common stock at a public offering price of $29.68 per share, for gross proceeds of $5.4 million, including the full exercise of the underwriters’ over-allotment option to purchase additional shares of the Company’s common stock, prior to deducting underwriting discounts and commissions and offering expenses (the “July 2018 Offering”).

In connection with the July 2018 Offering, and to induce certain institutional investors who hold warrants issued by the Company in November 2017 (“November 2017 Warrants”) to participate in the July 2018 Offering, the Company entered into letter agreements with such institutional investors (collectively, the “Warrant Reprice Agreements”).  Pursuant to the terms of the Warrant Reprice Agreements, the Company agreed, effective July 3, 2018, to (a) reduce the per share exercise price of the November 2017 Warrants held by such institutional investors (the “Repriced Warrants”) to $29.68 and (b) extend the expiration date of the Repriced Warrants that were to expire on November 27, 2018 to November 27, 2019. The number of shares underlying the Repriced Warrants after the price reduction did not change. The Repriced Warrants are exercisable for 554,222 shares of common stock in the aggregate, of which, following such amendment, half expire on November 27, 2019 and half expire on November 27, 2024. The repricing of the warrants was accounted as an equity financing cost, with no impact to net proceeds from the offering.

As noted above, the Company’s outstanding Series F preferred stock is subject to full-ratchet anti-dilution protection in the event the Company sells any common stock at a price lower than the then-conversion price of the Series F preferred stock. As a result of the July 2018 Offering, effective July 3, 2018, the conversion price of the Series F preferred stock was reduced from $63.00 to $29.68, the per share price to public in the July 2018 Offering.

Placement Agent Fees: In connection with the issuance of the Series B, C and D Convertible Preferred Shares, the Company paid the placement agent an aggregate cash placement fee equal to 6% of the aggregate gross proceeds raised in the offering and issued warrants as described below. In connection with the issuance of the Series E and F Convertible Preferred Shares and the July 2018 Offering, the Company provided underwriting discounts and commissions of 9%, 8% and 8%, respectively, of the aggregate gross proceeds raised in the offering to the underwriters and issued no warrants to the underwriters in such transactions.

Investor Warrants: In connection with the issuance of the Series B Convertible Preferred Stock in July 2016, the Company issued the investor, at no additional cost, warrants to purchase 440 shares of common stock at an exercise price of $7,896 per share.  The warrants were exercisable for 36 months commencing six months from the closing date and were subject to a reduction of the exercise price if the Company subsequently issued common stock or equivalents at an effective price less than the current exercise price of such warrants. Concurrently with the closing of the Series C and D Convertible Preferred Stock and warrant financing on November 3, 2016, the exercise price for these warrants was adjusted to $1,428 per share.

In connection with the issuance of the Series C and D Convertible Preferred Stock in November 2016, the Company issued the investor, at no additional cost, warrants to purchase 2,522 shares of common stock at an exercise price of $1,512 per share.  In connection with the issuance of the Series D Convertible Preferred Stock at the second closing in January 2017, the Company issued the investor, at no additional cost, warrants to purchase 141 shares of common stock at an exercise price of $1,512 per share.   The warrants were exercisable for 60 months commencing on the earlier of the day of the receipt of approval of the Company’s stockholders of a proposal to approve the issuance of the shares of common stock underlying the warrants, or the six-month anniversary of the date of issuance. These warrants were subject to a reduction of the exercise price if the Company subsequently issued common stock or equivalents at an effective price less than the current exercise price of such warrants.

Warrant Exercise Agreement:  On February 15, 2017, the Company entered into a letter agreement with the institutional investors that held the majority of its outstanding warrants (the ‘‘Original Warrants’’), to incent the cash exercise of the investor warrants described above on or before March 31, 2017. In exchange for any such exercise, the Company agreed to provide the investors a replacement warrant (the ‘‘Replacement Warrants’’) to purchase the same number of shares of common stock as were issued upon exercise of the Original Warrants, with an exercise price equal to the consolidated closing bid price of its common stock on the date of issuance. The Replacement Warrants were issued in the same form as the Original Warrants except the exercise prices are not subject to reduction for subsequent equity issuances and the Replacement Warrants do not allow the investor to demand that the Company purchase the Replacement Warrants in the event of a fundamental transaction involving the Company. In connection with this agreement, between February and March 2017, the investors exercised all of the Original Warrants for gross cash proceeds to the Company of $2.0 million, and the Company issued 3,105 Replacement Warrants with exercise prices ranging from $484.40 per share to $1,397.20 per share.

The Company entered into the letter agreement with the investors to incent the exercise of the Original Warrants in order to receive the cash proceeds from the exercise of the Original Warrants and because the exercise of the Original Warrants would allow the Company to remove the warrant liability from its consolidated balance sheet and avoid future fair value adjustments and associated volatility in its consolidated financial statements, as the Replacement Warrants are not accounted for as liabilities based on their terms. As of September 30, 2018, and December 31, 2017, there were no Original Warrants outstanding and all Replacement Warrants under the letter agreement had been issued.

Placement Agent Warrant: In connection with the issuance of the Series B, C and D Convertible Preferred Stock, the Company issued warrants to the placement agent to purchase an aggregate of 194 shares of common stock at exercise prices ranging from $1,785 per share to $11,340 per share. These warrants were issued at no additional cost, were exercisable immediately, and expire five years from the closing of each offering. These warrants do not contain repricing provisions.

Warrant Valuation: Both the Original Warrants and placement agent warrants were accounted for as liabilities and were recorded at fair value on the date of issuance. These warrants must be measured and recorded at fair value for each subsequent reporting period that the warrants remain outstanding, and any changes in fair value must be recognized in the consolidated statement of operations.  In connection with the warrant exchange agreement described above, the Company remeasured each Original Warrant as of the date of exercise and recorded $1.4 million for the change in fair value of these warrants as an unrealized gain in the accompanying consolidated statement of operations for the nine-month period ended September 30, 2017.

The Replacement Warrants were valued at $0.5 million using the Black Scholes valuation model with the following assumptions: an expected dividend yield of 0%, expected stock price volatility of 49.65%-50.38%, risk-free interest rates of 1.95%-1.97% and an expected life of 5 years. The warrants have a five-year life and were fully vested at the date of grant. The terms of these warrants do not require them to be accounted for as liabilities and are therefore recorded in equity.  As in incentive to early exercise the Original Warrants, the fair value provided to investors through the Replacement Warrants exceeded the fair value of the Original Warrants that was relinquished by the warrant holders by approximately $0.1 million, which has been reflected as an expense in the statement of operations for the nine-month period ending September 30, 2017.

Note 6—Shareholder’s Equity

Series B/B-1 Convertible Preferred Stock: On July 20, 2016, the Company entered into a securities purchase agreement with an institutional investor for an offering of shares of convertible preferred stock and warrants with gross proceeds of approximately $3.5 million in a registered direct offering. The transaction closed on July 26, 2016, and the Company issued 3,468 shares of Series B Convertible Preferred Stock. The Series B Convertible Preferred Stock is non-voting and was convertible into a total of 440 shares of common stock at the holder’s election at any time at a conversion price of $7,896 per share. Approximately $1.6 million of the proceeds were allocated to the preferred stock, representing the residual proceeds after the warrants (described below) were recorded at fair value.

On October 30, 2016, the Company entered into an exchange agreement with the holders of its Series B Convertible Preferred Stock and agreed to issue such holders 2,227.2 shares of the Company’s Series B-1 Convertible Preferred Stock in exchange for the cancellation of all shares of Series B Convertible Preferred Stock held by such holders. The Series B-1 Convertible Preferred Stock had similar terms as the Series B Convertible Preferred Stock, except that the initial conversion price of the Series B-1 Convertible Preferred Stock was $1,428 per share. As of December 31, 2016, 402.8 shares of the Series B-1 Convertible Preferred Stock had been converted into 282 shares of common stock, and 1,824.4 shares of Series B-1 Convertible Preferred Stock remained outstanding. As of December 31, 2017, all remaining Series B-1 Convertible Preferred Stock had been converted into an additional 1,276 shares of common stock and none remained outstanding.

The Series B and B-1 convertible preferred stock include a net deemed dividend in the amount of $1.9 million, representing the intrinsic value of the shares at the time of issuance, which is reflected as an increase to the loss per share allocable to common shareholders.

Series C and D Convertible Preferred Stock: Also, on October 30, 2016, the Company entered into a securities purchase agreement with an institutional investor for shares of convertible preferred stock and warrants with an aggregate purchase price of $3.8 million in a registered direct offering and simultaneous private placement. The first closing of the transaction occurred on November 3, 2016, whereby the Company received $3.6 million in gross proceeds and issued and sold 2,900 shares of Series C Convertible Preferred Stock, and 700 shares of Series D Convertible Preferred Stock, both with conversion prices of $1,428 per share. At the second closing, on January 10, 2017, the Company issued and sold 200 shares of Series D Convertible Preferred Stock with a conversion price of $1,428 per share for gross proceeds of $0.2 million. The Series C and D Convertible Preferred Stock included a contingent beneficial conversion amount of $1.3 million and $0.5 million, respectively, representing the intrinsic value of the shares at the time of issuance. This amount is reflected as an increase to the loss per share allocable to common stockholders in the first quarter of 2017 when the contingency for the conversion was resolved with the shareholder approval allowing for the conversion of the preferred stock into common stock. As of December 31, 2016, 2,900 shares of Series C Convertible Preferred Stock and 700 shares of Series D Convertible Preferred Stock were outstanding, and none had been converted. As of December 31, 2017, all shares of the Series C and D Convertible Preferred Stock had been converted into an aggregate of 3,979 shares of common stock and none remained outstanding.

The Series D Convertible Preferred Stock with a carrying value of $0.5 million was classified as temporary equity in the consolidated balance sheet as of December 31, 2016 because the Company could not control the settlement of its redemption in common stock. The temporary equity was not remeasured to fair value each period through earnings because the events that could trigger its redemption were not probable of occurrence. There were no shares of the Series D Convertible Preferred Stock outstanding as of December 31, 2017.

Series E Convertible Preferred Stock: On April 24, 2017, the Company closed on an underwritten public offering of common stock, Series E Convertible Preferred Stock and warrants to purchase shares of common stock for gross proceeds of $9.2 million, which included the full exercise of the underwriter’s over-allotment option to purchase additional shares and warrants. Net proceeds totaled approximately $8.0 million after deducting the underwriting discounts and commissions and other costs associated with the offering.

The offering comprised of Class A Units, priced at a public offering price of $280.00 per unit, with each unit consisting of one share of common stock and one five-year warrant to purchase one share of common stock with an exercise price of $308 per share, and Class B Units, priced at a public offering price of $1,000 per unit, with each unit comprised of one share of preferred stock, which was convertible into 4 shares of common stock, and warrants to purchase 4 shares of common stock, also with an exercise price of $308 per share. The conversion price of the Series E Convertible Preferred Stock as well as the exercise price of the warrants are fixed and do not contain any variable pricing features nor any price based anti-dilutive features apart from customary adjustments for splits and reverse splits of common stock. A total of 10,000 shares of common stock, 6,400 shares of Series E Convertible Preferred Stock convertible into 22,858 shares of common stock and warrants to purchase 45,715 shares of common stock were issued in the offering including the full exercise of the underwriter’s over-allotment option to purchase additional shares and warrants. The Series E Convertible Preferred Stock included a beneficial conversion amount of $1.0 million, representing the intrinsic value of the shares at the time of issuance. This amount is reflected as an increase to the loss per share allocable to common stockholders in the year ended December 31, 2017. As of December 31, 2017, all shares of the Series E Convertible Preferred Stock had been converted into an aggregate of 22,858 shares of common stock and none remained outstanding.

Series F Convertible Preferred Stock: On November 27, 2017, the Company closed on an underwritten public offering Series F Convertible Preferred Stock and warrants to purchase shares of common stock for gross proceeds of $18.0 million. Net proceeds totaled approximately $16.2 million after deducting the underwriting discounts and commissions and other costs associated with the offering.

The offering was comprised of Series F preferred stock, convertible into shares of the Company’s common stock at a conversion price of $63.00 per share. Each share of Series F preferred stock was accompanied by a Series 1 warrant, which expires on the first anniversary of its issuance, to purchase 34 shares of the Company’s common stock at an exercise price of $29.68 per share, and a Series 2 warrant, which expires on the seventh anniversary of its issuance, to purchase 34 shares of the Company’s common stock at an exercise price of $29.68 per share. The Series F preferred stock and the warrants were immediately separable and were issued separately. The conversion price of the Series F Convertible Preferred Stock as well as the exercise price of the warrants are fixed and do not contain any variable pricing features, nor any price based anti-dilutive features apart from customary adjustments for splits and reverse splits of common stock. A total of 18,000 shares of Series F Convertible Preferred Stock convertible into approximately 286,714 million shares of common stock and warrants to purchase approximately 573,310 million shares of common stock were issued in the offering. The Series F Convertible Preferred Stock included a beneficial conversion amount of $8.7 million, representing the intrinsic value of the shares at the time of issuance. This amount is reflected as an increase to the loss per share allocable to common stockholders in the year ended December 31, 2017. As of December 31, 2017, 14,220 shares of the Series F Convertible Preferred Stock had been converted into an aggregate of 226,235 shares of common stock and 3,780 remained outstanding.

In connection with the issuance of the Series B, C and D Convertible Preferred Shares, the Company paid the placement agent an aggregate cash placement fee equal to 6% of the aggregate gross proceeds raised in the offering and issued warrants as described below. In connection with the issuance of the Series E and F Convertible Preferred Shares, the Company paid the placement agent an aggregate cash placement fee equal to 9% and 8%, respectively, of the aggregate gross proceeds raised in the offering and issued no warrants to the placement agent.

Investor Warrants: In connection with the issuance of the Series B Convertible Preferred Stock in July 2016, the Company issued the investor at no additional cost warrants to purchase 440 shares of common stock at an exercise price of $7,896 per share. The warrants were exercisable for 36 months commencing six months from the closing date and were subject to a reduction of the exercise price if the Company subsequently issued common stock or equivalents at an effective price less than the current exercise price of such warrants. Concurrently with the closing of the Series C and D Convertible Preferred Stock and warrant financing on November 3, 2016, the exercise price for these warrants was adjusted to $1,428 per share.

In connection with the issuance of the Series C and D Convertible Preferred Stock in November 2016, the Company issued the investor at no additional cost warrants to purchase 2,522 shares of common stock at an exercise price of $1,512 per share. In connection with the issuance of the Series D Convertible Preferred Stock at the second closing in January 2017, the Company issued the investor at no additional cost warrants to purchase 141 shares of common stock at an exercise price of $1,512 per share. The warrants were exercisable for 60 months commencing on the earlier of the day of the receipt of approval of the Company’s stockholders of a proposal to approve the issuance of the shares of common stock underlying the warrants, or the six-month anniversary of the date of issuance. These warrants were subject to a reduction of the exercise price if the Company subsequently issued common stock or equivalents at an effective price less than the current exercise price of such warrants.

Warrant Exercise Agreement: On February 15, 2017, the Company entered into a letter agreement with the institutional investors that held the majority of its outstanding warrants (the “Original Warrants”), to incent the cash exercise of these warrants on or before March 31, 2017. In exchange for any such exercise, the Company agreed to provide the investors a replacement warrant (the “Replacement Warrants”) to purchase the same number of shares of common stock as were issued upon exercise of the Original Warrants, with an exercise price equal to the consolidated closing bid price of its common stock on the date of issuance. The Replacement Warrants were issued in the same form as the Original Warrants except the exercise prices are not subject to reduction for subsequent equity issuances and the Replacement Warrants do not allow the investor to demand that the Company purchase the Replacement Warrants in the event of a fundamental transaction involving the Company. In connection with this agreement, between February and March 2017, the investors exercised all of the Original Warrants for gross cash proceeds to the Company of $2.0 million, and the Company issued 3,105 Replacement Warrants with exercise prices ranging from $484.40 per share to $1397.20 per share.

The Company entered into the letter agreement with the investors to incent the exercise of the Original Warrants in order to receive the cash proceeds from the exercise of the Original Warrants and because the exercise of the Original Warrants would allow the Company to remove the warrant liability from its balance sheet and avoid future fair value adjustments and associated volatility in its consolidated financial statements, as the Replacement Warrants are not accounted for as liabilities based on their terms. As of December 31, 2017, there were no Original Warrants outstanding and all Replacement Warrants under the letter agreement had been issued.

Warrant Valuation: Both the Original Warrants and placement agent warrants were accounted for as liabilities and were recorded at fair value on the date of issuance. These warrants must be measured and recorded at fair value for each subsequent reporting period that the warrants remain outstanding, and any changes in fair value must be recognized in the consolidated statement of operations. In connection with the warrant exchange agreement described above, the Company remeasured each Original Warrant as of the date of exercise and recorded $1.5 million for the change in fair value of these warrants as an unrealized gain in the accompanying consolidated statement of operations for year ended December 31, 2017. The warrant liability totaled $1.8 million as of December 31, 2016 and $0 as of December 31, 2017.

The Replacement Warrants were valued at $0.5 million using the Black Scholes option pricing model with the following assumptions: an expected dividend yield of 0%, expected stock price volatility of 49.65%-50.38%, risk-free interest rates of 1.95%-1.97% and an expected life of 5 years. The warrants have a five-year life and were fully vested at the date of grant. The terms of the Replacement Warrants do not require them to be accounted for as liabilities and are therefore recorded in equity. As in incentive to early exercise the Original Warrants, the fair value provided to investors through the Replacement Warrants exceeded the fair value of the Original Warrants that was relinquished by the warrant holders by approximately $0.1 million, which has been reflected as an expense in the consolidated statement of operations for the year ended December 31, 2017.